UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4570

Name of Registrant: VANGUARD NEW YORK TAX-FREE FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
New York (100.0%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.170%	9/7/11 LOC	11,985	11,985
Amherst NY Development Corp. Student
Housing Facility Revenue VRDO	0.170%	9/7/11 LOC	6,000	6,000
1 Blackrock Minefield New York Quality Fund
VRDP VRDO	0.360%	9/7/11 LOC	35,000	35,000
1 BlackRock MuniHoldings New York Quality
Fund VRDP VRDO	0.360%	9/7/11 LOC	55,000	55,000
Brookhaven NY BAN	1.250%	9/28/11	10,000	10,005
Brookhaven NY BAN	2.000%	11/15/11	3,200	3,212
Brookhaven NY TAN	2.000%	5/9/12	3,000	3,031
Chappaqua NY Central School District TAN	1.000%	6/29/12	8,000	8,039
Chemung County NY Industrial Development
Agency Civic Facility Revenue (Elmira College
Project) VRDO	0.190%	9/7/11 LOC	9,600	9,600
Clifton Park NY Industrial Development Agency
Multifamily Housing Revenue (Coburg Village
Senior Housing Project) VRDO	0.270%	9/7/11 LOC	10,635	10,635
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.240%	9/7/11 LOC	6,000	6,000
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.240%	9/7/11 LOC	5,035	5,035
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.240%	9/7/11 LOC	4,680	4,680
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.220%	9/7/11 (4)	17,350	17,350
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.170%	9/7/11 LOC	29,575	29,575
Hempstead NY GO	2.500%	8/1/12	2,720	2,776
Ithaca City NY School District BAN	1.500%	7/7/12	10,605	10,714
Jericho NY Union Free School District TAN	2.000%	6/15/12	12,000	12,163
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.190%	9/7/11 LOC	36,375	36,375
Long Island NY Power Authority Electric System
Revenue CP	0.230%	12/8/11 LOC	15,000	15,000
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.200%	9/7/11 LOC	6,500	6,500
Long Island NY Power Authority Electric System
Revenue VRDO	0.100%	9/1/11 LOC	5,800	5,800
Massapequa NY Union Free School District TAN	1.500%	6/21/12	7,000	7,062
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.210%	9/7/11 (13)	7,840	7,840

1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.220%	9/7/11 (4)	7,510	7,510
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.170%	9/7/11 LOC	13,460	13,460
1 Metropolitan New York Transportation Authority
Revenue (Service Contract) TOB VRDO	0.220%	9/7/11 (4)	4,495	4,495
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.220%	9/7/11 (13)	2,000	2,000
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.310%	9/7/11 (4)	3,620	3,620
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.310%	9/7/11 (4)	6,510	6,510
Metropolitan New York Transportation Authority
Revenue VRDO	0.180%	9/7/11 LOC	7,000	7,000
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Cherry Ridge)
VRDO	0.190%	9/7/11 LOC	6,925	6,925
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Cherry Ridge)
VRDO	0.190%	9/7/11 LOC	2,900	2,900
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Cherry Ridge)
VRDO	0.190%	9/7/11 LOC	13,900	13,900
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.170%	9/7/11 LOC	3,800	3,800
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.230%	9/7/11 LOC	6,215	6,215
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.140%	9/7/11	33,300	33,300
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.160%	9/7/11	5,000	5,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.230%	9/7/11	25,400	25,400
Nassau NY Health Care Corp. VRDO	0.140%	9/7/11 LOC	1,100	1,100
Nassau NY Health Care Corp. VRDO	0.180%	9/7/11 LOC	18,560	18,560
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.300%	9/7/11 LOC	7,665	7,665
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.320%	9/7/11 LOC	4,220	4,220
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.140%	9/7/11	1,765	1,765
New York City NY Cultural Resources Revenue
(Asia Society) VRDO	0.180%	9/7/11 LOC	8,235	8,235
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.130%	9/1/11 LOC	1,400	1,400
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.140%	9/7/11 LOC	16,600	16,600
New York City NY Cultural Resources Revenue
(Pierpont Morgan Library) VRDO	0.170%	9/7/11 LOC	1,000	1,000
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.170%	9/7/11	40,100	40,100

New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.170%	9/7/11	57,460	57,460
New York City NY GO	3.000%	8/1/12	19,305	19,794
New York City NY GO	5.500%	8/1/12	2,500	2,620
1 New York City NY GO TOB VRDO	0.130%	9/1/11 LOC	2,080	2,080
New York City NY GO VRDO	0.100%	9/1/11 LOC	1,050	1,050
New York City NY GO VRDO	0.110%	9/1/11	8,820	8,820
New York City NY GO VRDO	0.110%	9/1/11	8,100	8,100
New York City NY GO VRDO	0.110%	9/1/11	7,200	7,200
New York City NY GO VRDO	0.110%	9/1/11	7,330	7,330
New York City NY GO VRDO	0.110%	9/1/11	9,065	9,065
New York City NY GO VRDO	0.110%	9/1/11	13,650	13,650
New York City NY GO VRDO	0.120%	9/1/11 LOC	15,505	15,505
New York City NY GO VRDO	0.120%	9/1/11 LOC	26,225	26,225
New York City NY GO VRDO	0.130%	9/7/11 LOC	1,900	1,900
New York City NY GO VRDO	0.130%	9/7/11 LOC	6,000	6,000
New York City NY GO VRDO	0.190%	9/7/11 LOC	13,000	13,000
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.130%	9/7/11 LOC	8,420	8,420
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.140%	9/7/11 LOC	22,070	22,070
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.170%	9/7/11 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.410%	9/15/11	15,945	15,945
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.250%	12/15/11	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.300%	3/1/12	10,000	10,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.230%	9/7/11	20,000	20,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.270%	9/7/11	5,410	5,410
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.310%	9/7/11	21,840	21,840
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.150%	9/7/11 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development)VRDO	0.150%	9/7/11 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.150%	9/7/11 LOC	9,000	9,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.150%	9/7/11 LOC	8,550	8,550
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.150%	9/7/11 LOC	53,100	53,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.190%	9/7/11 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.170%	9/7/11 LOC	8,445	8,445

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.150%	9/7/11 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.130%	9/7/11 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multifamily Housing Revenue PUT	0.300%	6/29/12	10,290	10,290
New York City NY Industrial Development
Agency Civic Facility Revenue (Jewish Board
of Family Services) VRDO	0.180%	9/7/11 LOC	14,340	14,340
New York City NY Industrial Development
Agency Civic Facility Revenue (Lycee
Francais De New York Project) VRDO	0.190%	9/7/11 LOC	13,350	13,350
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.210%	9/7/11 LOC	11,930	11,930
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.140%	9/7/11 LOC	3,000	3,000
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.240%	9/7/11 LOC	10,205	10,205
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.170%	9/7/11 LOC	15,120	15,120
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal) VRDO	0.150%	9/7/11	17,800	17,800
New York City NY Industrial Development
Agency Special Facility Revenue (Korean Air
Lines) VRDO	0.160%	9/7/11 LOC	14,100	14,100
New York City NY Industrial Development
Agency Special Facility Revenue (Korean Air
Lines) VRDO	0.160%	9/7/11 LOC	12,400	12,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.130%	10/20/11	20,000	20,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.140%	9/1/11	9,470	9,470
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.190%	9/7/11	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	9/7/11	4,900	4,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.210%	9/7/11	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.210%	9/7/11	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	9/1/11	36,280	36,280

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.110%	9/1/11	50,950	50,950
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	9/1/11	1,200	1,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.150%	9/7/11	28,500	28,500
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.220%	9/7/11	19,610	19,610
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.220%	9/7/11	12,845	12,845
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.200%	9/7/11 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.200%	9/7/11	6,085	6,085
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.200%	9/7/11	2,800	2,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.210%	9/7/11	5,295	5,295
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.150%	9/7/11	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.060%	9/1/11	2,100	2,100
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.130%	9/7/11	3,655	3,655
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.140%	9/7/11	15,000	15,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.140%	9/7/11	48,000	48,000
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.170%	9/7/11 LOC	7,080	7,080
New York GO	5.000%	9/1/12	10,000	10,473
1 New York GO TOB VRDO	0.200%	9/7/11	10,120	10,120
New York Liberty Development Corp. Revenue
PUT	0.420%	1/19/12	15,000	15,000
New York Liberty Development Corp. Revenue
PUT	0.350%	2/1/12	40,000	40,000
New York Metropolitan Transportation Authority
Revenue CP	0.150%	10/4/11 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue CP	0.140%	11/3/11 LOC	15,625	15,625
New York Metropolitan Transportation Authority
Revenue CP	0.130%	11/4/11 LOC	10,000	10,000
1 New York State Dorm Authority Lease Revenue
(State University Dorm Facilities) TOB VRDO	0.270%	9/7/11	10,000	10,000
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.240%	9/7/11 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.240%	9/7/11 LOC	6,905	6,905
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.240%	9/7/11 LOC	22,810	22,810

New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.240%	9/7/11 LOC	2,370	2,370
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.240%	9/7/11 LOC	4,390	4,390
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.180%	9/7/11 (4)	10,690	10,690
New York State Dormitory Authority Revenue
(Columbia University) CP	0.150%	12/8/11	1,095	1,095
New York State Dormitory Authority Revenue
(Columbia University) CP	0.150%	12/8/11	12,800	12,800
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.100%	9/7/11	60,150	60,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.270%	10/6/11	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.200%	9/7/11	12,500	12,500
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.170%	9/7/11	5,900	5,900
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.180%	9/7/11	2,885	2,885
New York State Dormitory Authority Revenue
(Highland Community Development Corp.)
VRDO	0.180%	9/7/11 LOC	8,700	8,700
New York State Dormitory Authority Revenue
(LeMoyne College) VRDO	0.170%	9/7/11 LOC	4,700	4,700
New York State Dormitory Authority Revenue
(Long Island University) VRDO	0.180%	9/7/11 LOC	6,930	6,930
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.250%	9/7/11 LOC	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.170%	9/7/11 LOC	69,900	69,900
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.200%	9/7/11 LOC	4,700	4,700
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.170%	9/7/11 LOC	4,800	4,800
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.140%	9/7/11 LOC	8,320	8,320
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.140%	9/7/11 LOC	14,620	14,620
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group) VRDO	0.130%	9/7/11 LOC	15,000	15,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/12	5,000	5,103
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	3,730	3,822
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/12	1,500	1,541
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/12	1,000	1,028
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.180%	9/7/11	17,480	17,480

New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.170%	9/7/11	21,215	21,215
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.170%	9/7/11 LOC	1,170	1,170
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	14,295	14,760
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	6,700	6,915
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
VRDO	0.200%	9/7/11 LOC	10,290	10,290
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.100%	9/1/11 LOC	4,085	4,085
New York State Energy Research &
Development Authority Electric Facilities
Revenue (Long Island Lighting Co. Project)
VRDO	0.180%	9/7/11 LOC	21,580	21,580
1 New York State Environmental Facilities Corp.
Revenue (New York City Municipal Water
Finance Authority Project) TOB VRDO	0.210%	9/7/11	4,450	4,450
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.210%	9/7/11	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.210%	9/7/11	3,645	3,645
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.140%	9/7/11 LOC	9,820	9,820
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.140%	9/7/11 LOC	7,300	7,300
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.130%	9/7/11 LOC	15,270	15,270
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.130%	9/7/11 LOC	8,750	8,750
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.130%	9/7/11 LOC	3,900	3,900
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.170%	9/7/11 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.150%	9/7/11 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.190%	9/7/11 LOC	4,200	4,200
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.140%	9/7/11 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.120%	9/7/11 LOC	16,500	16,500
1 New York State Housing Finance Agency
Revenue (Service Contract) TOB VRDO	0.140%	9/1/11	8,250	8,250
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/12	2,000	2,053
New York State Local Government Assistance
Corp. Revenue VRDO	0.150%	9/7/11	12,400	12,400
New York State Local Government Assistance
Corp. Revenue VRDO	0.150%	9/7/11	15,000	15,000

1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.260%	9/7/11	8,800	8,800
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.260%	9/7/11	12,090	12,090
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.270%	9/7/11	10,405	10,405
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.270%	9/7/11	11,085	11,085
1 New York State Mortgage Agency Revenue
TOB VRDO	0.140%	9/1/11	3,145	3,145
New York State Power Authority Revenue CP	0.160%	10/4/11	20,000	20,000
New York State Power Authority Revenue PUT	0.320%	9/1/11	21,290	21,290
New York State Power Authority Revenue PUT	0.320%	9/1/11	22,600	22,600
1 New York State Thruway Authority (Personal
Income Tax) Revenue TOB VRDO	0.270%	9/7/11	4,680	4,680
New York State Thruway Authority BAN	2.000%	7/12/12	40,000	40,566
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	1.750%	4/1/12	1,000	1,009
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	4.000%	4/1/12	2,180	2,224
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/12 (4)	2,175	2,234
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/12	1,310	1,346
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.250%	4/1/12	1,000	1,029
New York State Urban Development Corp.
Revenue (Personal Income Tax)	3.000%	12/15/11	4,625	4,660
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.170%	9/7/11 LOC	36,475	36,475
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.170%	9/7/11 LOC	61,500	61,500
North Hempstead NY BAN	2.000%	10/7/11	31,664	31,715
1 Nuveen New York Performance Plus Municipal
Fund VRDP VRDO	0.370%	9/7/11 LOC	34,500	34,500
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.360%	9/7/11 LOC	21,000	21,000
1 Nuveen New York Select Quality Municipal Fund
VRDP VRDO	0.360%	9/7/11 LOC	31,000	31,000
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.230%	9/7/11 LOC	6,295	6,295
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.230%	9/7/11 LOC	8,395	8,395
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.240%	9/7/11 LOC	6,435	6,435
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.120%	9/7/11 LOC	8,390	8,390
Port Authority of New York & New Jersey
Revenue CP	0.360%	10/6/11	4,130	4,130
Port Washington NY Union Free School District
TAN	1.500%	6/21/12	20,000	20,192

Riverhead NY Industrial Development Agency
Civic Facility Revenue (Central Suffolk
Hospital Project) VRDO	0.240%	9/7/11 LOC	6,670	6,670
Riverhead NY Industrial Development Agency
Civic Facility Revenue (Central Suffolk
Hospital Project) VRDO	0.240%	9/7/11 LOC	7,705	7,705
Rockland County NY Industrial Development
Agency Civic Facility Revenue (Dominican
College Project)VRDO	0.190%	9/7/11 LOC	6,280	6,280
1 Suffolk County NY GO TOB VRDO	0.220%	9/7/11	3,265	3,265
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthonys
High School) VRDO	0.150%	9/7/11 LOC	19,585	19,585
Suffolk County NY TAN	2.000%	9/13/11	23,000	23,012
1 Suffolk County NY Water Authority Revenue
TOB VRDO	0.140%	9/1/11	10,150	10,150
Suffolk County NY Water Authority Revenue
VRDO	0.150%	9/7/11	52,400	52,400
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.120%	9/7/11 LOC	17,150	17,150
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.180%	9/7/11	1,275	1,275
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.180%	9/7/11	9,190	9,190
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.170%	9/7/11 LOC	27,410	27,410
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.170%	9/7/11 LOC	22,500	22,500
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/12 (Prere.)	2,000	2,032
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.200%	9/7/11	10,040	10,040
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.210%	9/7/11	2,660	2,660
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.130%	9/7/11 LOC	13,900	13,900
Yorktown NY Central School District BAN	1.500%	8/31/12	8,000	8,086
Yorktown NY Central School District TAN	1.000%	10/31/11	5,000	5,005
				2,942,676
Puerto Rico (0.7%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	15,055
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,573
				18,628
Total Tax-Exempt Municipal Bonds (Cost $2,961,304)				2,961,304
Total Investments (100.7%) (Cost $2,961,304)				2,961,304
Other Assets and Liabilities-Net (-0.7%)				(19,137)
Net Assets (100%)				2,942,167

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $567,625,000, representing 19.3% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2011.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
New York (96.5%)
Albany County NY GO	5.000%	10/1/12 (14)	1,605	1,637
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/27	5,000	4,738
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,721
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,750
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,733
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,617
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,678
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,560
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	3,816
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,000	9,094
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	9,186
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (14)	335	336
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	1,760	1,767
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,901
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/20 (4)	3,510	3,843
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/21 (4)	5,000	5,454
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/22 (4)	4,500	4,881
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,106

Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	686
Hempstead NY GO	2.500%	2/1/12	1,015	1,025
Hempstead NY GO	4.000%	1/15/13	1,500	1,575
Hempstead NY GO	3.000%	4/15/13	5,070	5,281
Hempstead NY GO	4.000%	8/15/13	1,000	1,069
Hempstead NY GO	5.000%	1/15/14	1,740	1,924
Hempstead NY GO	3.000%	4/15/14	5,155	5,480
Hempstead NY GO	5.000%	1/15/15	1,000	1,146
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,509
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,402
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	10,000	8,623
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	20,000	19,066
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	18,100	17,255
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	28,875	28,225
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	25,000	28,612
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	15,000	17,882
Long Island NY Power Authority Electric System
Revenue	5.250%	12/1/20 (14)	7,500	8,458
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/23 (14)	4,760	5,117
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	12,108
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	8,176
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,272
Metropolitan New York Transportation Authority
Revenue	5.750%	7/1/18	7,490	9,189
Metropolitan New York Transportation Authority
Revenue	4.750%	11/15/23 (14)	8,600	9,016
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/23	4,500	4,873
Metropolitan New York Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,901
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,608
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,076
Metropolitan New York Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,861
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,069
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,221
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/33	7,000	7,130
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,096

Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/36	8,800	9,000
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/40	10,000	10,293
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,364
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,448
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,329
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,283
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,278
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.220%	9/7/11 (4)	6,900	6,900
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	3,000	3,597
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.125%	1/1/29	23,000	23,561
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (14)	4,000	4,171
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (14)	5,000	5,270
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (2)	35,000	36,889
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	5,500	5,753
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/20 (14)	7,000	7,300
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,456
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,918
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	45,388
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.220%	9/7/11 (13)	7,000	7,000
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.220%	9/7/11 (13)	19,005	19,005
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,092
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,411
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	3,996
Nassau County NY GO	5.000%	10/1/20	9,025	10,402
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.140%	9/7/11	5,000	5,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.230%	9/7/11	1,800	1,800
Nassau County NY Tobacco Settlement Corp.	5.250%	6/1/26	1,500	1,302
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	9,000	6,444
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46	8,105	5,125

1 New York City Housing Development Corp.
Multifamily Housing Revenue TOB VRDO	0.140%	9/1/11	10,430	10,430
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.130%	9/1/11	2,820	2,820
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/34	4,000	4,239
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/39	4,000	4,187
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	4,000	4,081
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.100%	7/1/15	14,500	15,054
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.120%	9/1/11 LOC	4,500	4,500
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.130%	9/1/11 LOC	18,335	18,335
New York City NY Cultural Resources Revenue
(Pierpont Morgan Library) VRDO	0.170%	9/7/11 LOC	1,200	1,200
New York City NY GO	5.750%	3/1/13 (Prere.)	3,000	3,246
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	346
New York City NY GO	5.750%	8/1/13	7,500	7,879
New York City NY GO	5.000%	8/1/14	2,500	2,819
New York City NY GO	5.000%	8/1/14	2,800	3,157
New York City NY GO	5.000%	8/1/14	2,330	2,627
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	8/1/16	16,925	19,992
New York City NY GO	5.000%	8/1/16	7,150	8,446
New York City NY GO	5.000%	8/1/16	5,000	5,906
New York City NY GO	5.000%	2/1/17	8,835	10,459
New York City NY GO	5.000%	3/1/17	10,000	11,855
New York City NY GO	5.000%	8/1/17	3,000	3,580
New York City NY GO	5.000%	8/1/17	1,500	1,790
New York City NY GO	5.000%	9/1/17	3,955	4,512
New York City NY GO	5.000%	8/1/18	1,500	1,796
New York City NY GO	5.000%	8/1/19	3,000	3,587
New York City NY GO	5.000%	8/1/19	5,000	5,979
New York City NY GO	5.000%	8/1/20	750	897
New York City NY GO	5.000%	8/1/20	8,380	10,019
New York City NY GO	5.000%	8/1/20	7,500	8,818
New York City NY GO	5.500%	8/1/20	2,185	2,368
New York City NY GO	5.000%	8/1/21	1,000	1,125
New York City NY GO	5.000%	8/1/21	2,000	2,324
New York City NY GO	5.250%	9/1/21	8,100	9,400
New York City NY GO	5.000%	8/1/22	4,000	4,644
New York City NY GO	5.000%	8/1/22	4,250	4,866
New York City NY GO	5.000%	8/1/22	10,000	11,274
New York City NY GO	5.250%	8/15/22	10,000	11,445
New York City NY GO	5.250%	9/1/22	17,000	19,468
New York City NY GO	5.000%	10/1/22	2,985	3,324
New York City NY GO	5.000%	11/1/23	4,525	4,967
New York City NY GO	5.250%	8/15/24	15,000	16,764
New York City NY GO	5.000%	1/1/25	10,000	10,754
New York City NY GO	5.000%	8/1/25	5,500	5,978
New York City NY GO	5.000%	10/1/25	10,000	10,832

New York City NY GO	5.000%	1/1/26	6,360	6,791
New York City NY GO	5.000%	4/1/26	15,800	17,091
New York City NY GO	5.000%	8/15/26	14,500	15,737
New York City NY GO	5.250%	8/15/26	5,100	5,613
New York City NY GO	5.000%	5/15/28	4,500	4,871
New York City NY GO	5.000%	8/1/28	2,000	2,186
New York City NY GO	5.000%	8/1/28	7,000	7,588
New York City NY GO	5.000%	8/1/28	1,915	2,110
New York City NY GO	6.250%	10/15/28	1,035	1,219
New York City NY GO	5.625%	4/1/29	3,000	3,415
New York City NY GO	5.000%	8/1/29	2,500	2,739
New York City NY GO	5.000%	8/1/30	2,185	2,377
New York City NY GO	5.450%	4/1/31	8,500	9,314
New York City NY GO	5.000%	8/1/31	3,000	3,241
New York City NY GO	5.000%	8/1/32	2,985	3,207
New York City NY GO	5.000%	8/1/35	3,500	3,708
New York City NY GO	5.375%	4/1/36	4,000	4,281
New York City NY GO	5.000%	5/15/36	4,250	4,449
New York City NY GO VRDO	0.110%	9/1/11	1,400	1,400
New York City NY GO VRDO	0.120%	9/1/11 LOC	14,100	14,100
New York City NY GO VRDO	0.120%	9/1/11	11,000	11,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	10	10
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,797
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,864
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,717
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,252
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,380
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,292
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,565
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,662
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,655
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,444
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.100%	9/1/11 LOC	6,600	6,600
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,881
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	3,140	2,853
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,236

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	2,879
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,139
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	14,800	14,214
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	9,022
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,106
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/12 (Prere.)	5,235	5,448
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	8,954
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	19,280	20,024
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,322
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	10,000	11,216
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	4,000	4,486
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,196
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,394
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	3,355	3,586
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,613
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,331
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	2,000	2,140
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	16,254
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	10,000	10,227
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.125%	6/15/33 (14)	6,995	7,056
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,000	1,023
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,137
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	24,705	25,646
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,492

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,135
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,049
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,379
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,237
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,338
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,221
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,228
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	16,452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,725	6,357
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.140%	9/1/11	9,000	9,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	9/1/11	1,600	1,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	9/7/11	5,000	5,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,678
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	13,125
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	20,225	22,002
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,751
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,272
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,539
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,574
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,506
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,511
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	529
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	523
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,352
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,471
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	8,050	8,102

New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,275
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/15/12 (Prere.)	9,395	9,618
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	2/15/12 (Prere.)	2,735	2,801
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	3,750	3,922
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,500	4,818
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	3,000	3,622
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,000	2,419
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	1,000	1,212
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,045
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	5,889
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,375
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	3,850	4,486
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,626
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,452
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,151
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	3,360	3,538
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,140
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/26	4,000	4,033
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,219
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,215
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,245
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,420
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,672
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,382
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	23,500	25,259
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,167
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,867

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,005	2,050
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,005
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,342
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	10,000	10,587
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,131
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	2,000	2,012
New York Convention Center Development
Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,044
New York GO	5.000%	2/15/39	9,500	10,057
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	6,769
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,025
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	10,316
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,036
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,022
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	2,000	2,019
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	14,800	15,832
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,615
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,739
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,791
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	2,991
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,179
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,510	4,774
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,638
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	8,868
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,111
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	1,000	1,087
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,077
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,047

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	2,000	2,085
New York State Dormitory Authority Revenue
(Catholic Health Services of Long Island
Obligated Group- St. Charles Hospital &
Rehabilitation Center)	5.500%	7/1/22 (14)	10,000	10,011
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	4,018
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	17,811
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	2,500	2,771
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,028
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13	3,475	3,777
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	5,100	5,490
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,473
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,756
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	17,195
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	3,000	3,269
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,264
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,563
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,209
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,379
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	13,319
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.500%	2/15/17	10,000	11,952
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (14)	6,575	6,858
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	528
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,837
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,872
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,557
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,000	1,112

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,000	1,122
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,000	1,125
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,000	2,244
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,111
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,110
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	4.500%	7/1/37 (14)	4,820	4,582
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,176
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,463
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,041
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,037
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,894
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	16,269
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,226
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,265
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,485
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,554
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,852
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,471
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	13,886
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,589
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,711
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,605

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,104
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,439
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,437
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	3,000	3,295
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,202
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,826
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,443
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,198
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,363
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	10,000	10,732
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,599
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.210%	9/7/11	11,950	11,950
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	870
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	671
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,966
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,103
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.250%	7/1/32	2,000	1,909
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,056
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.180%	9/7/11	1,100	1,100
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,722
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,348
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	9,277
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.170%	9/7/11 LOC	2,365	2,365
New York State Dormitory Authority Revenue
(St. Joseph's Hospital)	5.250%	7/1/18 (14)	6,005	6,011
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,531
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	5,000	5,190
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,556

New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,109
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,720
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,139
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,223
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,650
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	6,715	6,806
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,024
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	10,000	10,248
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,664
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,858
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,614
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) ARS	0.608%	4/1/34 (14)	10,000	9,683
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,668
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,668
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,488
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,171
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/14	5,780	6,556
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	8/15/15	1,400	1,583
2 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	6/15/16	3,095	3,212
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	6/15/19	11,335	11,729
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	4,950	5,544

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,277
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	4,540	4,987
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,179
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.750%	6/15/32	12,240	12,614
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	5,317
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	6,000	6,380
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,593
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	1,500	1,592
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,321
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,413
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,305
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,623
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,373
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,738
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.500%	1/2/13	5,000	5,047
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	3,829
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	2,870	2,996
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	5,585	5,830
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.130%	9/7/11 LOC	700	700
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	15,956
1 New York State Housing Finance Agency
Revenue (Service Contract) TOB VRDO	0.140%	9/1/11	1,200	1,200
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,380
New York State Local Government Assistance
Corp. Revenue VRDO	0.150%	9/7/11	4,500	4,500

New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.170%	9/7/11	5,100	5,100
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	2,770	2,880
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	20,710	21,957
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	10,316
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,123
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,647
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	33,395
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/16	5,050	5,874
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/16	1,000	1,169
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/17	1,500	1,773
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,795
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,147
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/27	2,000	2,217
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/28	2,000	2,210
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/28	9,000	9,773
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/29	2,000	2,195
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/30	2,000	2,169
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	5,765	7,005
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,906
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	2,995
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/17	1,500	1,773
New York State Urban Development Corp.
Revenue	5.000%	1/1/14	13,000	14,323
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	11,545
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	2,095	2,464
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,252
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	5,000	5,989
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,635	5,600
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	9,878
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,668
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,278

New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/17	4,000	4,655
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	8,772
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,569
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,049
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.170%	9/7/11	5,000	5,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.170%	9/7/11	2,500	2,500
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	2,770	2,906
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	11,142
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,952
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.120%	9/7/11 LOC	7,175	7,175
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,618
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	4,000	4,302
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	6,986
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,236
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,891
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,332
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	6,480	6,797
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	5,000	5,267
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.210%	9/7/11	2,800	2,800
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	6,865
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,068
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	7,092
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	10/1/16	3,510	3,966
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	530
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,052
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,036

Suffolk County NY Water Authority Revenue	5.250%	6/1/12 (ETM)	4,290	4,453
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,823
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.120%	9/7/11 LOC	5,400	5,400
Tobacco Settlement Asset Securitization Corp.
Inc. New York	4.750%	6/1/22	12,765	12,124
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/26	6,500	5,650
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/34	8,965	6,652
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.125%	6/1/42	21,660	14,917
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	3,000	3,322
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	3,200	3,647
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/16	3,000	3,475
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	3,500	4,093
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/18	2,200	2,587
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.180%	9/7/11	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/15	2,930	2,978
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/18	2,330	2,368
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/18	185	196
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/19	28,235	29,864
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,863
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,552
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	13,878
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	26,519
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,531
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,631
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,882
Westchester County NY GO	4.000%	6/1/14	9,375	10,305
Westchester County NY GO	4.000%	6/1/15	9,760	11,024
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,000	2,047
				2,885,259
Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (Prere.)	6,500	6,842
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (14)	16,345	16,857
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,402

Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,077
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,135
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,280
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	8,738
				49,331
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/11	2,000	2,005
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,031
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,101
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,844
				9,981
Total Tax-Exempt Municipal Bonds (Cost $2,810,645)				2,944,571
Total Investments (98.5%) (Cost $2,810,645)				2,944,571
Other Assets and Liabilities-Net (1.5%)				45,117
Net Assets (100%)				2,989,688

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $68,285,000, representing 2.3% of net assets.
2 Securities with a value of $929,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.

New York Long-Term Tax-Exempt Fund

(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,944,571	—
Futures Contracts—Assets[1]	36	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	(1)	2,944,571	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

New York Long-Term Tax-Exempt Fund

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(164)	(36,162)	2
5-Year U.S. Treasury Note	December 2011	280	34,313	11
10-Year U.S. Treasury Note	December 2011	(92)	(11,871)	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2011, the cost of investment securities for tax purposes was $2,812,747,000. Net unrealized appreciation of investment securities for tax purposes was $131,824,000, consisting of unrealized gains of $144,638,000 on securities that had risen in value since their purchase and $12,814,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.